19. SUPPLEMENTAL CASH FLOW INFORMATION (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares
Supplemental Cash Flow Information - 1
Warrants issued | shares	3,030,303	[1]
Warrants issued, fair value | $	$ 51,878	[1]
Supplemental Cash Flow Information - 2
Shares, Issued | shares	2,666,667	[2]
Stock Issued | $	$ 773,333	[2]
Supplemental Cash Flow Information - 3
Shares, Issued | shares	909,090	[3]
Stock Issued | $	$ 181,818	[3]
Supplemental Cash Flow Information - 4
Shares, Issued | shares	233,450
Stock Issued | $	$ 43,915
Supplemental Cash Flow Information - 5
Warrants issued | shares	88,800	[4]
Warrants issued, fair value | $	$ 9,332	[4]
Supplemental Cash Flow Information - 6
Warrants issued | shares	70,000	[4]
Warrants issued, fair value | $	$ 11,614	[4]
Supplemental Cash Flow Information - 7
Shares, Issued | shares	973,333	[5]
Asset acquisition liability | $	$ 100,000	[5]

[1]	Notes 9 and 11.
[2]	Notes 4 and 11.
[3]	Notes 8 and 11.
[4]	Note 11.
[5]	Note 4.